Description of Plan - Contributions (Details) - Employees' 401(k) Savings and Investment Plan - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Description of Plan
Minimum amount of compensation eligible for participant contribution (as a percent)	1.00%
Maximum amount of compensation eligible for participant contribution (as a percent)	50.00%
Employer contributions	$ 305,874	$ 290,728
Match percentage of employees' compensation	7.50%	7.50%
Maximum employer discretionary contribution per participant	$ 1,200	$ 1,200
Maximum
Description of Plan
Matching contributions	25.00%	25.00%